Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in a condensed format as of September 30, 2021, and for the three and nine months then ended (“interim financial statements”). These financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2020, and for the year then ended and accompanying notes (“annual financial statements”).

Basis of preparation of the interim financial statements

The interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”, and in accordance with the disclosure requirements of Chapter D of the Securities Regulations (Periodic and Immediate Reports), 1970.

The significant accounting policies and methods of computation adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company’s annual financial statements.